Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Total Payments
Total	$ 95,834,612	$ 95,834,612
UNITED STATES | U.S. Federal Government [Member]
Total	$ 95,834,612	$ 95,834,612